      As filed with the Securities and Exchange Commission on March 2, 2005

                                                             File Nos. 333-37367
                                                                       811-08419

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                             Registration Statement
                                      Under
                         The Securities Act Of 1933             [X]
                       Post-Effective Amendment No. 29          [X]

                                       and

                             Registration Statement
                                      Under
                     The Investment Company Act of 1940         [X]
                              Amendment No. 31                  [X]

                               Forward Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                        433 California Street, 11th Floor
                             San Francisco, CA 94104
               (Address of Principal Executive Offices) (Zip Code)
               Registrant's Telephone Number, including area code
                                 (800) 999-6809

                                   ----------

                                  J. Alan Reid
                        433 California Street, 11th Floor
                             San Francisco, CA 94104

                                   COPIES TO:

                              Robert W. Helm, Esq.
                                   Dechert LLP
                              1775 "I" Street, N.W.
                             Washington, D.C. 20006

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

                [ ]     Immediately upon filing pursuant to paragraph (b)

                [X]     on March 7, 2005 pursuant to paragraph (b)

                [ ]     60 days after filing pursuant to paragraph (a)(1)

                [ ]     on (date) pursuant to paragraph (a)(2)

                [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

        Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A for Forward Funds, Inc. (the "Registrant") is being filed solely for the purpose of delaying the effective date of Post-Effective Amendment No. 26 ("PEA 26"). PEA 26 was filed pursuant to Rule 485(a)(1) on December 22, 2004 for the purpose of adding a new class of shares to certain of the series of the Registrant, and to comply with certain new disclosure requirements regarding market timing, selective disclosure of portfolio holdings, and fair valuation of portfolio securities. PEA 26 was scheduled to become effective on March 3, 2005. Accordingly, the contents of PEA 26 including the prospectuses, statements of additional information and Part C, including exhibits, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, PEA 26 is intended to become effective on March 7, 2005.

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                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 28 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 20th day of October, 2003.

                              FORWARD FUNDS, INC.
                                  (Registrant)

                         By:  /s/ J. Alan Reid
                             ---------------------------
                              J. Alan Reid
                              President

           SIGNATURE                      TITLE                   DATE

     /s/ J. Alan Reid, Jr.            President and               March 1, 2005
    -----------------------           Director
     J. Alan Reid, Jr.

      Haig G. Mardikian*              Director                    March 1, 2005
    -----------------------
      Haig G. Mardikian

       Leo T. McCarthy*               Director                    March 1, 2005
    -----------------------
       Leo T. McCarthy

        DeWitt Bowman*                Director                    March 1, 2005
    -----------------------
        DeWitt Bowman

       Donald O'Connor*               Director                    March 1, 2005
    -----------------------
       Donald O'Connor

     Kenneth V. Domingues*            Director                    March 1, 2005
    -----------------------
     Kenneth V. Domingues

      /s/ Jeremy W. Deems             Treasurer                   March 1, 2005
    -----------------------
      Jeremy W. Deems

*By:   /s/ Mary Curran
    -----------------------
       Mary Curran
       Attorney-in-Fact